Inventories, Net (Tables)	6 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Raw materials	$391,935	$140,745
Work in process	999,049	677,301
Finished goods	3,852,988	3,201,205
	5,243,972	4,019,251
Less: inventory allowance	(475,935)	(1,158,551)
Inventory, net	$4,768,037	$2,860,700